000 B000000 08/31/2001
000 C000000 0000353967
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 6.1
000 J000000 U
001 A000000 AXP VARIABLE PORTFOLIO - INCOME SERIES, INC.
001 B000000 811-3219
001 C000000 6126713800
002 A000000 200 AXP FINANCIAL CENTER
002 B000000 MINNEAPOLIS
002 C000000 MN
002 D010000 55474
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 Y
007 B000000  4
018  00AA00 Y
019 A00AA00 Y
019 B00AA00   70
019 C00AA00 AMEXPFUNDS
022 A000001 SALOMON SMITH BARNEY INC.
022 B000001 11-2418191
022 C000001    744807
022 D000001    440065
022 A000002 CREDIT SUISSE FIRST BOSTON CORP.
022 B000002 13-5659485
022 C000002    746767
022 D000002    286045
022 A000003 GOLDMAN, SACHS & CO.
022 B000003 13-5108880
022 C000003    629285
022 D000003    228021
022 A000004 MERRILL LYNCH, PIERCE, FENNER & SMITH INC.
022 B000004 13-5674085
022 C000004    720344
022 D000004     69574
022 A000005 MORGAN STANLEY DEAN WITTER & CO.
022 B000005 13-2655998
022 C000005    503753
022 D000005    214383
022 A000006 LEHMAN COMMERCIAL PAPER INC.
022 B000006 13-2501865
022 C000006    510162
022 D000006      1497
022 A000007 UBS WARBURG LLC
022 B000007 13-3873456
022 C000007    213808
022 D000007    188097
022 A000008 LEHMAN BROTHERS INC.
022 B000008 13-2518466
022 C000008    201753
022 D000008     66777
022 A000009 J.P. MORGAN SECURITIES INC.
022 B000009 13-3224016
022 C000009    110405
022 D000009     62365
022 A000010 HSBC BROKER (USA) INC.
022 B000010 13-5101370
022 C000010    124090
022 D000010     37759
023 C000000    5163571
023 D000000    2465217
026 A000000 N
026 B000000 Y
026 C000000 Y
026 D000000 Y
026 E000000 Y
026 F000000 Y
026 G010000 N
026 G020000 N
026 H000000 N
077 A000000 Y
077 B000000 Y
077 C000000 N
077 D000000 Y
077 E000000 N
077 F000000 N
077 G000000 N
077 H000000 N
077 I000000 N
077 J000000 N
077 K000000 N
077 L000000 N
077 M000000 N
077 N000000 N
077 O000000 N
077 P000000 N
077 Q010000 Y
077 Q020000 N
077 Q030000 N
078  000000 N
080 A00AA00 TRAVELERS CASUALTY & SURETY COMPANY
080 C00AA00     1700
081 A00AA00 N
081 B00AA00   0
082 A00AA00 N
082 B00AA00        0
083 A00AA00 N
083 B00AA00        0
084 A00AA00 N
084 B00AA00        0
085 A00AA00 Y
085 B00AA00 N
086 A010000      0
086 A020000      0
086 B010000      0
086 B020000      0
086 C010000      0
086 C020000      0
086 D010000      0
086 D020000      0
086 E010000      0
086 E020000      0
086 F010000      0
086 F020000      0
025 A000101 BANK OF AMERICA
025 B000101 94-1687655
025 C000101 D
025 D000101    7553
025 A000102 E*TRADE GROUP
025 B000102 77-0116489
025 C000102 D
025 D000102    1918
025 A000103 FLEETBOSTON FINANCIAL
025 B000103 05-0341324
025 C000103 D
025 D000103   12287
025 A000104 GOLDMAN SACHS GROUP
025 B000104 13-5108880
025 C000104 D
025 D000104   12401
025 A000105 LEGG MASON
025 B000105 52-0902557
025 C000105 D
025 D000105    4285
025 A000106 LABRANCHE
025 B000106 13-3496435
025 C000106 D
025 D000106    4670
025 A000107 SALOMON SMITH BARNEY
025 B000107 11-2418191
025 C000107 D
025 D000107   10976
025 D000108       0
028 A010100     44792
028 A020100      8427
028 A030100         0
028 A040100      4375
028 B010100     23809
028 B020100      8671
028 B030100         0
028 B040100     19125
028 C010100     17873
028 C020100      8723
028 C030100         0
028 C040100     21764
028 D010100     12891
028 D020100      7884
028 D030100         0
028 D040100     14984
028 E010100     14943
028 E020100      7872
028 E030100         0
028 E040100      7057
028 F010100     37205
028 F020100      8390
028 F030100         0
028 F040100      7805
028 G010100    151513
028 G020100     49967
028 G030100         0
028 G040100     75110
028 H000100         0
042 A000100   0
042 B000100   0
042 C000100   0
042 D000100   0
042 E000100   0
042 F000100   0
042 G000100   0
042 H000100 100
043  000100   1873
044  000100      0
062 A000100 Y
062 B000100   0.0
062 C000100   3.3
062 D000100   0.0
062 E000100   0.0
062 F000100   0.0
062 G000100   0.0
062 H000100   0.0
062 I000100   4.6
062 J000100   0.0
062 K000100   0.0
062 L000100   0.0
062 M000100   9.3
062 N000100  27.8
062 O000100   0.0
062 P000100  51.3
062 Q000100   2.6
062 R000100   1.1
063 A000100   0
063 B000100 15.2
064 A000100 N
064 B000100 N
071 A000100   1757098
071 B000100   1724593
071 C000100   1408272
071 D000100  122
072 A000100 12
072 B000100   111056
072 C000100     1734
072 D000100        0
072 E000100        0
072 F000100     9066
072 G000100      848
072 H000100        0
072 I000100        0
072 J000100       96
072 K000100       27
072 L000100        0
072 M000100       13
072 N000100        0
072 O000100        0
072 P000100        0
072 Q000100        0
072 R000100       24
072 S000100        0
072 T000100     1873
072 U000100        0
072 V000100        0
072 W000100       89
072 X000100    12036
072 Y000100        1
072 Z000100   100755
072AA000100        0
072BB000100     7798
072CC010100    51136
072CC020100        0
072DD010100    97572
072DD020100        0
072EE000100        0
073 A010100   0.6800
073 A020100   0.0000
073 B000100   0.0000
073 C000100   0.0000
074 A000100      549
074 B000100        0
074 C000100   213784
074 D000100  1479317
074 E000100    15995
074 F000100     1168
074 G000100        0
074 H000100        0
074 I000100        0
074 J000100    10228
074 K000100        0
074 L000100    24424
074 M000100        0
074 N000100  1745465
074 O000100   107552
074 P000100        0
074 Q000100        0
074 R010100        0
074 R020100        0
074 R030100        0
074 R040100    11793
074 S000100        0
074 T000100  1626120
074 U010100   153201
074 U020100        0
074 V010100    10.61
074 V020100     0.00
074 W000100   0.0000
074 X000100       22
074 Y000100        0
075 A000100        0
075 B000100  1502011
076  000100     0.00
028 A010200      4816
028 A020200       345
028 A030200         0
028 A040200      4164
028 B010200      4032
028 B020200       554
028 B030200         0
028 B040200      3659
028 C010200      2502
028 C020200       536
028 C030200         0
028 C040200      1677
028 D010200      3143
028 D020200       544
028 D030200         0
028 D040200      1824
028 E010200      2306
028 E020200         0
028 E030200         0
028 E040200      2053
028 F010200      1994
028 F020200       351
028 F030200         0
028 F040200      2766
028 G010200     18793
028 G020200      2330
028 G030200         0
028 G040200     16143
028 H000200         0
042 A000200   0
042 B000200   0
042 C000200   0
042 D000200   0
042 E000200   0
042 F000200   0
042 G000200   0
042 H000200 100
043  000200    227
044  000200      0
062 A000200 Y
062 B000200   0.0
062 C000200   3.9
062 D000200   0.0
062 E000200   0.0
062 F000200   0.0
062 G000200   0.0
062 H000200   0.0
062 I000200   0.4
062 J000200   0.0
062 K000200   0.0
062 L000200   0.0
062 M000200  15.3
062 N000200   7.0
062 O000200   0.0
062 P000200  13.5
062 Q000200  59.9
062 R000200   0.0
063 A000200   0
063 B000200  8.2
064 A000200 N
064 B000200 N
070 A010200 Y
070 A020200 N
070 B010200 N
070 B020200 N
070 C010200 Y
070 C020200 N
070 D010200 N
070 D020200 N
070 E010200 Y
070 E020200 N
070 F010200 N
070 F020200 N
070 G010200 Y
070 G020200 N
070 H010200 N
070 H020200 N
070 I010200 N
070 I020200 N
070 J010200 Y
070 J020200 N
070 K010200 Y
070 K020200 N
070 L010200 Y
070 L020200 Y
070 M010200 Y
070 M020200 Y
070 N010200 Y
070 N020200 Y
070 O010200 Y
070 O020200 N
070 P010200 Y
070 P020200 N
070 Q010200 N
070 Q020200 N
070 R010200 N
070 R020200 N
071 A000200     72471
071 B000200     58639
071 C000200    171114
071 D000200   34
072 A000200 12
072 B000200    10219
072 C000200        0
072 D000200        0
072 E000200        0
072 F000200     1528
072 G000200      112
072 H000200        0
072 I000200        0
072 J000200       41
072 K000200       14
072 L000200        0
072 M000200        8
072 N000200        0
072 O000200        0
072 P000200        0
072 Q000200        0
072 R000200       18
072 S000200        0
072 T000200      227
072 U000200        0
072 V000200        0
072 W000200        1
072 X000200     1949
072 Y000200        2
072 Z000200     8272
072AA000200        0
072BB000200     3553
072CC010200     7908
072CC020200        0
072DD010200     4607
072DD020200        0
072EE000200        0
073 A010200   0.2400
073 A020200   0.0000
073 B000200   0.0000
073 C000200   0.0000
074 A000200       79
074 B000200        0
074 C000200    11662
074 D000200   183306
074 E000200        0
074 F000200        0
074 G000200        0
074 H000200        0
074 I000200        0
074 J000200        0
074 K000200        0
074 L000200     4179
074 M000200        9
074 N000200   199235
074 O000200     6483
074 P000200        0
074 Q000200        0
074 R010200        0
074 R020200        0
074 R030200        0
074 R040200     1282
074 S000200        0
074 T000200   191470
074 U010200    19623
074 U020200        0
074 V010200     9.76
074 V020200     0.00
074 W000200   0.0000
074 X000200       11
074 Y000200        0
075 A000200        0
075 B000200   182216
076  000200     0.00
025 A000301 LABRANCHE
025 B000301 13-3496435
025 C000301 D
025 D000301    6060
025 D000302       0
025 D000303       0
025 D000304       0
025 D000305       0
025 D000306       0
025 D000307       0
025 D000308       0
028 A010300     10905
028 A020300      5233
028 A030300         0
028 A040300      2904
028 B010300      7326
028 B020300      5839
028 B030300         0
028 B040300      4219
028 C010300     14380
028 C020300      5587
028 C030300         0
028 C040300      8271
028 D010300      8570
028 D020300      5623
028 D030300         0
028 D040300      6641
028 E010300     17867
028 E020300      5406
028 E030300         0
028 E040300      6734
028 F010300     17809
028 F020300      5667
028 F030300         0
028 F040300     26239
028 G010300     76857
028 G020300     33355
028 G030300         0
028 G040300     55008
028 H000300         0
042 A000300   0
042 B000300   0
042 C000300   0
042 D000300   0
042 E000300   0
042 F000300   0
042 G000300   0
042 H000300 100
043  000300    737
044  000300      0
062 A000300 Y
062 B000300   0.0
062 C000300   4.5
062 D000300   0.0
062 E000300   0.0
062 F000300   0.0
062 G000300   0.0
062 H000300   0.0
062 I000300   0.0
062 J000300   0.0
062 K000300   0.0
062 L000300   2.2
062 M000300   0.0
062 N000300   0.0
062 O000300   0.0
062 P000300  84.2
062 Q000300   0.0
062 R000300   9.1
071 A000300    579794
071 B000300    469565
071 C000300    545748
071 D000300   86
072 A000300 12
072 B000300    64322
072 C000300     5679
072 D000300        0
072 E000300        0
072 F000300     3654
072 G000300      312
072 H000300        0
072 I000300        0
072 J000300       50
072 K000300       38
072 L000300        0
072 M000300        9
072 N000300        0
072 O000300        0
072 P000300        0
072 Q000300        0
072 R000300       20
072 S000300        0
072 T000300      737
072 U000300        0
072 V000300        0
072 W000300       35
072 X000300     4855
072 Y000300        1
072 Z000300    65147
072AA000300        0
072BB000300    94308
072CC010300    17805
072CC020300        0
072DD010300    63606
072DD020300        0
072EE000300        0
073 A010300   0.7700
073 A020300   0.0000
073 B000300   0.0000
073 C000300   0.0000
074 A000300       51
074 B000300        0
074 C000300    27419
074 D000300   512251
074 E000300    54199
074 F000300     1357
074 G000300        0
074 H000300        0
074 I000300        0
074 J000300     1953
074 K000300        0
074 L000300    17114
074 M000300        0
074 N000300   614344
074 O000300        0
074 P000300        0
074 Q000300        0
074 R010300        0
074 R020300        0
074 R030300        0
074 R040300     5422
074 S000300        0
074 T000300   608922
074 U010300    89128
074 U020300        0
074 V010300     6.83
074 V020300     0.00
074 W000300   0.0000
074 X000300       21
074 Y000300        0
075 A000300        0
075 B000300   588662
076  000300     0.00
028 A010400      9409
028 A020400       213
028 A030400         0
028 A040400       882
028 B010400      8584
028 B020400       276
028 B030400         0
028 B040400      2473
028 C010400      8848
028 C020400       272
028 C030400         0
028 C040400      1144
028 D010400     10214
028 D020400       315
028 D030400         0
028 D040400      2863
028 E010400      7981
028 E020400       292
028 E030400         0
028 E040400      1340
028 F010400     11748
028 F020400       358
028 F030400         0
028 F040400      1530
028 G010400     56784
028 G020400      1726
028 G030400         0
028 G040400     10232
028 H000400         0
042 A000400   0
042 B000400   0
042 C000400   0
042 D000400   0
042 E000400   0
042 F000400   0
042 G000400   0
042 H000400 100
043  000400     78
044  000400      0
062 A000400 Y
062 B000400   0.0
062 C000400   0.0
062 D000400   0.0
062 E000400   0.0
062 F000400   0.0
062 G000400   0.0
062 H000400   0.0
062 I000400   8.6
062 J000400   0.0
062 K000400   0.0
062 L000400   0.0
062 M000400  35.4
062 N000400  56.0
062 O000400   0.0
062 P000400   0.0
062 Q000400   0.0
062 R000400   0.0
063 A000400   0
063 B000400 10.8
064 A000400 N
064 B000400 N
070 A010400 Y
070 A020400 N
070 B010400 N
070 B020400 N
070 C010400 Y
070 C020400 N
070 D010400 N
070 D020400 N
070 E010400 Y
070 E020400 Y
070 F010400 N
070 F020400 N
070 G010400 Y
070 G020400 N
070 H010400 N
070 H020400 N
070 I010400 N
070 I020400 N
070 J010400 Y
070 J020400 N
070 K010400 Y
070 K020400 N
070 L010400 Y
070 L020400 N
070 M010400 Y
070 M020400 N
070 N010400 Y
070 N020400 N
070 O010400 Y
070 O020400 N
070 P010400 Y
070 P020400 N
070 Q010400 N
070 Q020400 N
070 R010400 Y
070 R020400 N
071 A000400    113477
071 B000400     52627
071 C000400     55204
071 D000400   95
072 A000400 12
072 B000400     3611
072 C000400        0
072 D000400        0
072 E000400        0
072 F000400      381
072 G000400       32
072 H000400        0
072 I000400        0
072 J000400       21
072 K000400        9
072 L000400        0
072 M000400        8
072 N000400        0
072 O000400        0
072 P000400        0
072 Q000400        0
072 R000400       15
072 S000400        0
072 T000400       78
072 U000400        0
072 V000400        0
072 W000400        1
072 X000400      545
072 Y000400       23
072 Z000400     3089
072AA000400      200
072BB000400        0
072CC010400     1883
072CC020400        0
072DD010400     3092
072DD020400        0
072EE000400        0
073 A010400   0.5200
073 A020400   0.0000
073 B000400   0.0000
073 C000400   0.0000
074 A000400        7
074 B000400        0
074 C000400    26608
074 D000400    97361
074 E000400        0
074 F000400        0
074 G000400        0
074 H000400        0
074 I000400        0
074 J000400        0
074 K000400        0
074 L000400      733
074 M000400        0
074 N000400   124709
074 O000400    17785
074 P000400        0
074 Q000400        0
074 R010400        0
074 R020400        0
074 R030400        0
074 R040400      449
074 S000400        0
074 T000400   106475
074 U010400    10296
074 U020400        0
074 V010400    10.34
074 V020400     0.00
074 W000400   0.0000
074 X000400       21

074 Y000400        0
075 A000400        0
075 B000400    63449
076  000400     0.00
SIGNATURE   LESLIE L. OGG
TITLE       SECRETARY

Exhibit 77D

At the Board of Directors meeting held on October 10-11, 2001, the following investment policies were changed:

AXP VP-Bond Fund

Under normal market conditions, at least 80% of the Fund's net assets are invested in bonds. The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.

AXP VP-Extra Income Fund

Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yielding, high risk corporate bonds (junk bonds). The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.

AXP VP-Federal Income Fund

Under normal market conditions, at least 80% of the Fund's net assets will be invested in securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.


AXP VP-Global Bond Fund

Under normal market conditions, at least 80% of the Fund's net assets will be investment-grade corporate or government debt securities, including money market instruments, of issuers located in at least three different countries. The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.

           Independent Auditors' Report on Internal Accounting Control



     The Board of Directors and Shareholders
     AXP Variable Portfolio - Income Series, Inc.
     AXP Variable Portfolio - Investment Series, Inc.
     AXP Variable Portfolio - Managed Series, Inc.
     AXP Variable Portfolio - Money Market Series, Inc
     AXP Variable Portfolio - Partners Series, Inc.:


     In planning and performing our audits of the financial statements of AXP VP-Bond Fund, AXP VP-Extra Income Fund, AXP VP-Federal Income Fund and AXP VP-Global Bond Fund (funds within AXP Variable Portfolio - Income Series, Inc.), AXP VP-Blue Chip Advantage Fund, AXP VP-Capital Resource Fund, AXP VP-Emerging Markets Fund, AXP VP-Growth Fund, AXP VP-International Fund, AXP VP-New Dimensions Fund, AXP VP-S&P 500 Index Fund, AXP VP-Small Cap Advantage Fund and AXP VP-Strategy Aggressive Fund (funds within AXP Variable Portfolio - Investment Series, Inc.), AXP VP-Diversified Equity Income Fund and AXP VP-Managed Fund (funds within AXP Variable Portfolio - Managed Series, Inc.), AXP VP-Cash Management (fund within AXP Variable Portfolio - Money Market Series, Inc.), for the year ended August 31, 2001, AXP VP - Equity Select Fund (fund within AXP Variable Portfolio - Investment Series, Inc.) for the period May 1, 2001 (when shares became publicly available) to August 31, 2001, AXP VP - Stock Fund (fund within AXP Variable Portfolio - Investment Series, Inc.) for the period August 13, 2001 (when shares became publicly available) to August 31, 2001, and AXP VP
     - Partners Small Cap Value Fund (fund with AXP Variable Portfolio - Partners Series, Inc.) for the period August 14, 2001 (when shares became publicly available) to August 31, 2001, we considered its internal control, including control activities for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on internal control.

     The management of AXP Variable Portfolio - Income Series, Inc., AXP Variable Portfolio - Investment Series, Inc., AXP Variable Portfolio - Managed Series, Inc., AXP Variable Portfolio - Money Market Series, Inc., and AXP Variable Portfolio - Partners Series, Inc. are responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. Generally, controls that are relevant to an audit pertain to the entity's objective of preparing financial statements for external purposes that are fairly presented in conformity with generally accepted accounting principles. Those controls include the safeguarding of assets against unauthorized acquisition, use, or disposition.


     Because of inherent limitations in internal control, error or fraud may occur and not be detected. Also, projection of any evaluation of internal control to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

     Our consideration of the internal control would not necessarily disclose all matters in the internal control that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of one or more of the internal control components does not reduce to a relatively low level the risk that misstatements caused by error or fraud in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving internal control and its operation, including controls for safeguarding securities, that we consider to be material weaknesses as defined above.

     This report is intended solely for the information and use of management, the Board of Directors of AXP Variable Portfolio - Income Series, Inc., AXP Variable Portfolio - Investment Series, Inc., AXP Variable Portfolio - Managed Series, Inc., AXP Variable Portfolio - Money Market Series, Inc., and AXP Variable Portfolio - Partners Series, Inc., and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.




                                /s/ KPMG LLP
                                    --------
                                    KPMG LLP



       Minneapolis, Minnesota
       October 5, 2001